Cover	Aug. 14, 2023
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 14, 2023
Entity File Number	001-41109
Entity Registrant Name	Intensity Therapeutics, Inc.
Entity Central Index Key	0001567264
Entity Tax Identification Number	46-1488089
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1 Enterprise Drive
Entity Address, Address Line Two	Suite 430
Entity Address, City or Town	Shelton
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06484-4779
City Area Code	203
Local Phone Number	221-7381
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	INTS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	61 Wilton Road
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	Westport
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06880